UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

Annual Report

December 31, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Stock Index Portfolio

Market Review

Two thousand eight was the worst year for U.S equities since the Great Depression. All markets were down significantly. Large cap stocks alone lost more than $5 trillion in market value.

The year started ominously with a steep decline in the markets over concerns of sub-prime defaults and large write-downs at financial firms. Additionally, a strong rally in commodity prices heightened investors’ inflation worries.

The second quarter of 2008 started nicely with two months of positive returns. Better earnings, increased M&A activity and an increase in consumer spending pushed markets higher. The exuberance was short lived. Fears of the potential government bailout of Bear Stearns and Lehman Brothers weighed on the markets. Oil prices reached all time highs (over $140 a barrel) and continued to highlight inflation risks.

The mood in the financial markets continued to dampen in the third quarter. A flood of institutional failures and government interventions lead the Treasury Department and the Fed to make attempts to prevent a collapse in financial markets in the form of the Troubled Asset Relief Program.

The mood in the financial markets shifted from relative concern to full blown panic in the fourth quarter. The financial crisis expanded globally and a world wide recession was officially declared. Senator Barack Obama was elected the 44th President of the United States.

Some relevant 2008 market statistics: The U.S. Unemployment Rate went from 4.9% to 7.2%. Fed Funds Rate declined from 4.5% to a target range of 0% to .25%. Crude oil traded in a range from $140 to $36 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range from 16.30 in May to a high of 80.86 in November.

Portfolio Review

The Maxim Stock Index Portfolio declined 37.26% on a total return basis. Separately, the S&P 500® Index dropped 37.0% and the S&P MidCap 400® Index lost 36.2%. The small cap space outperformed large cap, with the Russell 2000® Index ending the year 33.8% lower. In the Russell style indexes, Growth and Value performed relatively in line, with Value outperforming by only 52 basis points.

Every sector and industry group declined in 2008. Consumer Staples experienced the best performance, declining 15.85%. Financials was the worst performing sector, losing 53.2%. At the single stock level, Valeant Pharmaceuticals (VRX) was the best performing name in the S&P 900, gaining 91.3%. Unfortunately, VRX carried a small weight in the index and its contribution to performance was negligible. Wal-Mart Stores (WMT) contributed the most to performance. The stock was up 20% including dividends in 2008 and added 18 basis points. Not surprisingly, American International (AIG) was the worst performing stock, dropping 97.25% and contributing 1.1% of negative performance to the index. General Electric (GE) was the biggest deterrent to positive performance in the S&P 500, declining almost 54% and contributed 1.4% of underperformance.

	MAXIM
	STOCK INDEX	S&P 500 INDEX	S&P MIDCAP 400 INDEX
	BALANCE	BALANCE	BALANCE

	10,000.00	10,000.00	10,000.00
1999	11,973.00	12,104.20	11,472.10
2000	11,022.34	11,002.23	13,480.86
2001	9,740.45	9,695.17	13,399.98
2002	7,603.39	7,552.54	11,455.64
2003	9,763.52	9,718.97	15,535.96
2004	10,812.12	10,773.03	18,089.70
2005	11,354.88	11,303.45	20,368.93
2006	13,022.92	13,088.71	22,470.59
2007	13,692.30	13,807.81	24,263.52
2008	8,590.55	8,699.19	15,472.61

Maxim Stock Index Portfolio

Total Return –

One Year:	-37.26%
Five Year:	-2.53%
Ten Year:	-1.51%

Portfolio Inception:	2/25/1982

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Stock Index Portfolio, made at its inception, with the performance of the S&P 500® Index and S&P MidCap 400® Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Stock Index Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Stock Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 26, 2009

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS:
Investments in securities, market value (including $2,230,098 of securities on loan) (1)	$254,578,735
Cash	2,647,144
Dividends receivable	549,911
Subscriptions receivable	138,810
Receivable for investments sold	212,664
Variation margin on futures contracts	58,636

Total assets	258,185,900

LIABILITIES:
Due to investment adviser	134,169
Payable upon return of securities loaned	2,290,200
Redemptions payable	152,725
Payable for investments purchased	260,839

Total liabilities	2,837,933

NET ASSETS	$255,347,967

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,975,303
Additional paid-in capital	314,456,316
Net unrealized depreciation on investments and futures contracts	(47,704,301)
Accumulated net realized loss on investments and futures contracts	(13,379,351)

NET ASSETS	$255,347,967

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$12.93

SHARES OF CAPITAL STOCK:
Authorized	300,000,000
Outstanding	19,753,029

(1) Cost of investments in securities:	$302,345,901

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
Interest	$40,914
Income from securities lending	111,899
Dividends	8,198,665

Total income	8,351,478

EXPENSES:
Management fees	2,189,143

NET INVESTMENT INCOME	6,162,335

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	5,087,532
Net realized loss on futures contracts	(2,250,059)
Change in net unrealized depreciation on investments	(168,497,063)
Change in net unrealized appreciation on futures contracts	75,990

Net realized and unrealized loss on investments and futures contracts	(165,583,600)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(159,421,265)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2007

	2008	2007

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,162,335	$6,589,841
Net realized gain on investments	5,087,532	29,065,525
Net realized gain (loss) on futures contracts	(2,250,059)	133,203
Change in net unrealized appreciation (depreciation) on investments	(168,497,063)	(9,663,483)
Change in net unrealized appreciation (depreciation) on futures contracts	75,990	4,435

Net increase (decrease) in net assets resulting from operations	(159,421,265)	26,129,521

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,012,309)	(6,462,504)
From net realized gains	(8,904,980)	(32,761,440)

Total distributions	(14,917,289)	(39,223,944)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	38,505,327	66,518,908
Reinvestment of distributions	14,917,289	39,223,944
Redemptions of shares	(88,054,044)	(130,625,270)

Net decrease in net assets resulting from share transactions	(34,631,428)	(24,882,418)

Total decrease in net assets	(208,969,982)	(37,976,841)

NET ASSETS:
Beginning of period	464,317,949	502,294,790

End of period	$255,347,967	$464,317,949

OTHER INFORMATION:

SHARES:
Sold	2,119,777	2,831,625
Issued in reinvestment of distributions	1,014,349	1,777,725
Redeemed	(4,766,266)	(5,562,537)

Net decrease	(1,632,140)	(953,187)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,

	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$21.71	$22.49	$21.27	$22.10	$22.41

Income from Investment Operations

Net investment income	0.31	0.31	0.30	0.28	0.33
Net realized and unrealized gain (loss)	(8.32)	0.84	2.79	0.83	2.05

Total Income (Loss) From Investment Operations	(8.01)	1.15	3.09	1.11	2.38

Less Distributions

From net investment income	(0.31)	(0.31)	(0.30)	(0.28)	(0.33)
From net realized gains	(0.46)	(1.62)	(1.57)	(1.66)	(2.36)

Total Distributions	(0.77)	(1.93)	(1.87)	(1.94)	(2.69)

Net Asset Value, End of Period	$12.93	$21.71	$22.49	$21.27	$22.10

Total Return ±	(37.26%)	5.14%	14.69%	5.02%	10.74%

Net Assets, End of Period ($000)	$255,348	$464,318	$502,295	$515,700	$565,148

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	1.69%	1.33%	1.31%	1.24%	1.34%

Portfolio Turnover Rate	6.63%	7.70%	7.83%	8.19%	5.68%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

On January 1, 2008, the Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2008, the inputs used to value the Portfolio’s investments were as detailed in the following table. At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1	Level 2		Level 3		Total

Assets
Stock	$251,546,358	$		$		$251,546,357
Short-term investments	2,288,003		744,374			3,032,378
Other financial instruments*	58,636					58,636

Total	$253,892,997		$744,374		$—	$254,637,371

*Other financial instruments consist of futures. Futures are reported at their variation margin as of December 31, 2008.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. Accordingly, no provision for federal income or excise taxes has been made. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133” (“FAS 161”) FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Furthermore, in September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (the “FSP”) was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, the Portfolio is evaluating the impact, if any, of FAS 161 on financial statements and related disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $180,900 for the year ended December 31, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $24,190,265 and $68,504,872, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2008, the U.S. Federal income tax cost basis was $314,368,023. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $42,115,727 and gross depreciation of securities in which there was an excess of tax cost over value of $101,905,015 resulting in net depreciation of $59,789,288.

5.	FUTURES CONTRACTS

As of December 31, 2008, the Portfolio had 80 Emini S&P 500 long futures and 6 MidCap 400 Emini long futures contracts. The contracts expire in March 2009 and the Portfolio has recorded unrealized appreciation of $46,015 and $16,860, respectively, for a total unrealized appreciation of $62,865.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is used primarily to invest in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in “Investments in securities”, and remaining collateral is included in “Cash”, while the corresponding liability appears as “Payable upon return of securities loaned.” As of December 31, 2008 the Portfolio had securities on loan valued at $2,230,098 and received collateral of $2,290,200 for such loan of which $2,288,003 was invested in a money market instrument. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2008 and 2007 were as follows:

	2008	2007

Distributions paid from:
Ordinary income	$6,305,368	$7,085,874
Long-term capital gain	8,611,921	32,138,070

	$14,917,289	$39,223,944

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$0
Undistributed capital gains	0

Net accumulated earnings	0

Net unrealized depreciation on investments	(59,789,288)
Capital loss carryforwards	0
Post-October losses	(1,294,364)

Tax composition of capital	$(61,083,652)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2008 the Portfolio reclassified permanent book and tax differences of $113,233 from paid-in capital to undistributed net investment income and $263,259 from undistributed net investment income to accumulated net realized loss on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio had current year post-October losses of $1,294,364.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2008, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE — 2.59%
965	Alliant Techsystems Inc *	82,758
2,930	BE Aerospace Inc *	22,532
21,623	Boeing Co	922,653
11,503	General Dynamics Corp	662,458
3,636	Goodrich Corp	134,605
21,428	Honeywell International Inc	703,481
3,529	L-3 Communications Holdings Inc	260,370
9,820	Lockheed Martin Corp	825,666
9,648	Northrop Grumman Corp	434,546
4,115	Precision Castparts Corp	244,760
12,220	Raytheon Co	623,709
4,672	Rockwell Collins Inc	182,628
28,050	United Technologies Corp	1,503,480
		$6,603,646

AGRICULTURE — 0.25%
18,923	Archer-Daniels-Midland Co	545,550
2,195	Corn Products International Inc	63,326
1,290	Scotts Co Class A	38,339
		$647,215

AIR FREIGHT — 1.06%
4,991	CH Robinson Worldwide Inc	274,655
6,251	Expeditors International of Washington Inc	207,971
9,180	FedEx Corp	588,897
29,359	United Parcel Service Inc Class B	1,619,442
		$2,690,965

AIRLINES — 0.11%
3,454	AirTran Holdings Inc *	15,336
1,067	Alaska Air Group Inc *	31,210
5,396	JetBlue Airways Corp *	38,311
21,820	Southwest Airlines Co	188,088
		$272,945

AUTO PARTS & EQUIPMENT — 0.19%
2,175	ArvinMeritor Inc	6,199
3,412	BorgWarner Inc	74,279
4,114	Gentex Corp	36,327
7,116	Goodyear Tire & Rubber Co *	42,482
17,525	Johnson Controls Inc	318,254
965	Modine Manufacturing Co	4,700
		$482,241

AUTOMOBILES — 0.09%
70,470	Ford Motor Co * †	161,376
18,002	General Motors Corp †	57,607
1,045	Thor Industries Inc †	13,773
		$232,756

BANKS — 3.22%
3,760	Associated Banc-Corp	78,697
2,135	Bancorpsouth Inc	49,874
1,411	Bank of Hawaii Corp	63,735
16,302	BB&T Corp	447,653
1,455	Cathay General Bancorp †	34,556
1,199	City National Corp	58,391
5,965	Colonial BancGroup Inc †	12,348
4,440	Comerica Inc	88,134
1,952	Commerce Bancshares Inc	85,790
1,747	Cullen/Frost Bankers Inc	88,538
17,026	Fifth Third Bancorp	140,635
6,056.73	First Horizon National Corp	64,020
2,383	FirstMerit Corp	49,066
5,155	Fulton Financial Corp	49,591
10,790	Huntington Bancshares Inc	82,651
14,593	KeyCorp	124,332
2,276	M&T Bank Corp †	130,665
7,673	Marshall & Ilsley Corp	104,660
60,057	National City Corp	108,703
725	PacWest Bancorp	19,502
10,276	PNC Financial Services Group	503,524
20,409	Regions Financial Corp	162,456
10,450	SunTrust Banks Inc	308,693
970	SVB Financial Group *	25,443
8,279	Synovus Financial Corp	68,716
3,393	TCF Financial Corp	46,348
51,761	US Bancorp	1,294,543
4,000	Valley National Bancorp	81,000
63,747	Wachovia Corp	353,158
111,799	Wells Fargo & Co ‡	3,295,835
850	Westamerica Bancorp	43,478
2,010	Wilmington Trust Corp	44,702
3,398	Zions Bancorp †	83,285
		$8,192,722

BIOTECHNOLOGY — 2.51%
2,065	Affymetrix Inc *	6,174
31,260	Amgen Inc *	1,805,265
568	Bio Rad Labs Inc *	42,776
8,605	Biogen Idec Inc *	409,856
13,515	Celgene Corp *	747,109
2,022	Cephalon Inc * †	155,775
1,998	Charles River Laboratories International Inc *	52,348
1,873	Covance Inc *	86,214
7,979	Genzyme Corp *	529,566
27,142	Gilead Sciences Inc *	1,388,042
5,085	Life Technologies Corp	118,531
1,635	Millipore Corp *	84,235
3,482	PerkinElmer Inc	48,435
3,475	Pharmaceutical Product Development Inc	100,810

1,120	Techne Corp	72,262
12,393	Thermo Fisher Scientific Inc *	422,229
689	United Therapeutics Corp *	43,097
852	Varian Inc *	28,551
4,442	Vertex Pharmaceuticals Inc *	134,948
2,898	Waters Corp *	106,212
		$6,382,435

BROADCAST/MEDIA — 2.12%
20,049	CBS Corp	164,201
84,949	Comcast Corp	1,433,939
16,110	DIRECTV Group Inc *	369,080
2,275	DreamWorks Animation SKG Inc *	57,466
1,450	Marvel Entertainment Inc *	44,588
67,844	News Corp	616,702
2,650	Scripps Networks Interactive Inc	58,300
105,822	Time Warner Inc	1,064,569
18,095	Viacom Inc *	344,891
54,607	Walt Disney Co	1,239,033
		$5,392,769

BUILDING MATERIALS — 0.18%
1,222	Martin Marietta Materials Inc †	118,632
10,616	Masco Corp	118,156
3,256	Vulcan Materials Co †	226,552
		$463,340

CHEMICALS — 1.86%
6,181	Air Products & Chemicals Inc	310,719
2,385	Airgas Inc	92,991
2,690	Albemarle Corp	59,987
1,951	Ashland Inc	20,505
1,925	Cabot Corp	29,453
1,675	CF Industries Holdings Inc	82,343
7,150	Chemtura Corp	10,010
1,390	Cytec Industries Inc	29,496
27,253	Dow Chemical Co	411,248
2,135	Eastman Chemical Co	67,701
4,949	Ecolab Inc	173,957
26,621	EI du Pont de Nemours & Co	673,511
1,282	Ferro Corp	9,038
2,181	FMC Corp	97,556
2,316	International Flavors & Fragrances Inc	68,832
1,985	Lubrizol Corp	72,234
552	Minerals Technologies Inc	22,577
16,167	Monsanto Co	1,137,349
2,268	Olin Corp	41,005
4,845	PPG Industries Inc	205,573
9,104	Praxair Inc	540,413
3,689	Rohm & Haas Co	227,943
3,793	RPM Inc	50,409
1,420	Sensient Technologies Corp	33,910
3,703	Sigma-Aldrich Corp	156,415
3,006	Terra Industries Inc	50,110
2,943	Valspar Corp	53,239
		$4,728,524

COMMUNICATIONS - EQUIPMENT — 2.37%
11,980	3Com Corp *	27,314
3,472	ADC Telecommunications Inc *	18,992
1,615	ADTRAN Inc	24,031
1,316	Avocent Corp *	23,570
2,659	CIENA Corp *	17,815
172,723	Cisco Systems Inc * ‡	2,815,385
2,069	CommScope Inc *	32,152
45,845	Corning Inc	436,903
2,345	F5 Networks Inc *	53,607
3,971	Harris Corp	151,097
6,485	JDS Uniphase Corp *	23,670
15,573	Juniper Networks Inc *	272,683
66,850	Motorola Inc	296,146
1,432	Plantronics Inc	18,902
2,452	Polycom Inc *	33,126
48,840	QUALCOMM Inc	1,749,937
11,739	Tellabs Inc *	48,365
		$6,043,695

COMPUTER HARDWARE & SYSTEMS — 3.91%
26,225	Apple Computer Inc * ‡	2,238,304
51,047	Dell Inc *	522,721
1,947	Diebold Inc	54,691
60,197	EMC Corp *	630,263
72,252	Hewlett-Packard Co ‡	2,622,025
880	Imation Corp	11,942
39,640	International Business Machines Corp ‡	3,336,102
2,310	Lexmark International Group Inc Class A *	62,139
4,649	NCR Corp *	65,737
9,734	NetApp Inc *	135,984
3,235	Palm Inc * †	9,932
3,770	QLogic Corp *	50,669
6,664	Sandisk Corp *	63,974
21,781	Sun Microsystems Inc *	83,203
5,184	Teradata Corp *	76,879
		$9,964,565

COMPUTER SOFTWARE & SERVICES — 4.94%
1,027	ACI Worldwide Inc *	16,329
1,996	Acxiom Corp	16,188
15,663	Adobe Systems Inc *	333,465
495	Advent Software * †	9,885
4,984	Akamai Technologies Inc *	75,209
2,648	ANSYS Inc *	73,853
6,673	Autodesk Inc *	131,124
5,529	BMC Software Inc *	148,785
11,620	CA Inc	215,319
7,673	Cadence Design Systems Inc *	28,083
5,360	Citrix Systems Inc *	126,335
8,585	Cognizant Technology Solutions Corp *	155,045
7,262	Compuware Corp *	49,019
1,096	Digital River Inc *	27,181
31,638	eBay Inc *	441,666
9,458	Electronic Arts Inc *	151,706
6,171	Expedia Inc *	50,849
1,247	FactSet Research Systems Inc †	55,167
1,428	Fair Isaac Co	24,076

1,746	Gartner Inc * ‡	31,131
7,062	Google Inc *	2,172,624
9,444	Intuit Inc *	224,673
2,492	Jack Henry & Associates Inc	48,370
2,460	Macrovision Solutions Corp *	31,119
4,502	McAfee Inc *	155,634
2,719	Mentor Graphics Corp *	14,057
225,680	Microsoft Corp ‡	4,387,219
2,723	MPS Group Inc *	20,504
10,184	Novell Inc *	39,616
115,561	Oracle Corp * ‡	2,048,897
3,427	Parametric Technology Corp *	43,352
3,100	Salesforce.com Inc *	99,231
1,238	SRA International Inc *	21,356
2,386	Sybase Inc *	59,101
24,656	Symantec Corp *	333,349
4,246	Synopsys Inc *	78,636
2,551	ValueClick Inc *	17,449
5,725	VeriSign Inc *	109,233
1,995	Wind River Systems *	18,015
40,934	Yahoo! Inc *	499,395
		$12,582,245

CONGLOMERATES — 2.63%
20,440	3M Co	1,176,118
1,800	Carlisle Cos Inc	37,260
309,846	General Electric Co ‡	5,019,505
1,170	Teleflex Inc	58,617
7,112	Textron Inc	98,643
13,950	Tyco International Ltd	301,320
		$6,691,463

CONTAINERS — 0.24%
1,990	AptarGroup Inc	70,127
2,793	Ball Corp	116,161
2,935	Bemis Co Inc	69,501
1,004	Greif Inc	33,564
4,950	Owens-Illinois Inc *	135,283
3,875	Pactiv Corp *	96,410
4,652	Sealed Air Corp	69,501
3,140	Temple-Inland Inc	15,072
		$605,619

COSMETICS & PERSONAL CARE — 0.19%
2,512	Alberto-Culver Co	61,569
12,572	Avon Products Inc	302,105
3,419	Estee Lauder Cos	105,852
1,610	NBTY Inc *	25,197
		$494,723

DISTRIBUTORS — 0.24%
3,814	Fastenal Co †	132,918
1,435	GATX Corp	44,442
4,706	Genuine Parts Co	178,169
4,127	LKQ Corp *	48,121
1,325	MSC Industrial Direct Co Inc Class A	48,800
1,757	United Rentals Inc *	16,024
1,915	WW Grainger Inc	150,978
		$619,452

ELECTRIC COMPANIES — 3.29%
4,990	Allegheny Energy Inc	168,961
3,261	Alliant Energy Corp	95,156
6,243	Ameren Corp	207,642
11,902	American Electric Power Co Inc	396,098
1,135	Black Hills Corp	30,600
8,075	Consolidated Edison Inc	314,360
17,152	Dominion Resources Inc	614,728
3,419	DPL Inc	78,090
4,813	DTE Energy Co	170,621
9,607	Edison International	308,577
5,586	Entergy Corp	464,364
19,415	Exelon Corp	1,079,668
8,990	FirstEnergy Corp	436,734
12,058	FPL Group Inc	606,879
3,506	Great Plains Energy Inc	67,771
2,655	Hawaiian Electric Industries Inc	58,782
1,345	IDACORP Inc	39,610
2,252	Integrys Energy Group Inc	96,791
4,593	Northeast Utilities	110,508
3,150	NSTAR	114,943
6,899	NV Energy Inc	68,231
2,736	OGE Energy Corp	70,534
6,371	Pepco Holdings Inc	113,149
10,646	PG&E Corp	412,107
2,975	Pinnacle West Capital Corp	95,587
2,549	PNM Resources Inc	25,694
10,952	PPL Corp	339,472
7,760	Progress Energy Inc	309,236
3,825	Puget Energy Inc	104,308
22,847	Southern Co	845,339
6,270	TECO Energy Inc	77,434
3,190	Westar Energy Inc	65,427
3,449	Wisconsin Energy Corp	144,789
13,247	Xcel Energy Inc	245,732
		$8,377,922

ELECTRONIC INSTRUMENTS & EQUIPMENT — 1.04%
10,316	Agilent Technologies Inc *	161,239
3,145	Ametek Inc	95,011
5,184	Amphenol Corp	124,312
3,515	Arrow Electronics Inc *	66,223
4,444	Avnet Inc *	80,925
5,112	Cooper Industries Inc	149,424
22,629	Emerson Electric Co	828,448
4,101	Flir Systems Inc *	125,819
1,725	Harman International Industries Inc	28,859
1,660	Hubbell Inc Class B	54,249
4,857	Ingram Micro Inc *	65,035
6,213	Jabil Circuit Inc	41,938
990	Mettler-Toledo International Inc *	66,726
4,153	Molex Inc	60,177
1,680	National Instruments Corp	40,925
4,171	Rockwell Automation Inc	134,473
2,645	Roper Industries Inc	114,819

1,469	Tech Data Corp *	26,207
1,650	Thomas & Betts Corp *	39,633
3,523	Trimble Navigation Ltd *	76,132
13,495	Tyco Electronics Ltd	218,754
5,501	Vishay Intertechnology Inc *	18,813
1,605	Woodward Governor Co	36,947
		$2,655,088

ELECTRONICS - SEMICONDUCTOR — 2.07%
17,950	Advanced Micro Devices Inc * †	38,772
8,769	Altera Corp	146,530
8,589	Analog Devices Inc	163,363
39,575	Applied Materials Inc	400,895
13,210	Atmel Corp *	41,347
13,099	Broadcom Corp Class A *	222,290
2,602	Cree Inc *	41,294
3,658	Fairchild Semiconductor International Inc *	17,888
4,977	Integrated Device Technology Inc *	27,921
164,072	Intel Corp ‡	2,405,295
2,140	International Rectifier Corp *	28,890
3,616	Intersil Holding Corp	33,231
4,977	KLA-Tencor Corp	108,449
3,679	Lam Research Corp *	78,289
6,541	Linear Technology Corp	144,687
19,024	LSI Logic Corp *	62,589
6,620	MEMC Electronic Materials Inc *	94,534
5,363	Microchip Technology Inc	104,739
22,530	Micron Technology Inc * †	59,479
5,746	National Semiconductor Corp	57,862
2,873	Novellus Systems Inc *	35,453
15,843	NVIDIA Corp *	127,853
7,756	RF Micro Devices Inc *	6,050
1,781	Semtech Corp *	20,072
1,360	Silicon Laboratories Inc *	33,701
4,992	Teradyne Inc *	21,066
38,235	Texas Instruments Inc	593,407
8,081	Xilinx Inc	144,003
		$5,259,949

ENGINEERING & CONSTRUCTION — 0.32%
1,160	Dycom Industries Inc *	9,535
5,353	Fluor Corp	240,189
967	Granite Construction Inc	42,480
3,625	Jacobs Engineering Group Inc *	174,363
4,764	KBR Inc	72,413
5,820	Quanta Services Inc *	115,236
2,464	Shaw Group Inc *	50,438
2,465	URS Corp *	100,498
		$805,152

FINANCIAL SERVICES — 4.27%
1,210	Affiliated Managers Group Inc *	50,723
6,091	American Capital Ltd †	19,735
6,388	Ameriprise Financial Inc	149,224
4,193	Apollo Investment Corp †	39,037
148,011	Bank of America Corp ‡	2,083,995
33,851	Bank of New York Mellon Corp	958,999

8,414	CIT Group Inc †	38,199
160,754	Citigroup Inc	1,078,659
1,976	CME Group Inc	411,225
3,422	Eaton Vance Corp	71,896
2,605	Federated Investors Inc Class B	44,181
4,461	Franklin Resources Inc	284,523
2,133	IntercontinentalExchange Inc *	175,844
11,348	Invesco Ltd	163,865
4,652	Janus Capital Group Inc	37,356
110,105	JPMorgan Chase & Co ‡	3,471,611
4,181	Legg Mason Inc	91,606
5,728	Moody’s Corp	115,075
6,586	Northern Trust Corp	343,394
7,820	NYSE Euronext	214,112
3,927	SEI Investments Co	61,693
16,055	Sovereign Bancorp Inc	47,844
12,743	State Street Corp	501,182
7,623	T Rowe Price Group Inc	270,159
4,014	The NASDAQ OMX Group Inc *	99,186
2,496	Waddell & Reed Financial Class A	38,588
1,551	Webster Financial Corp	21,373
		$10,883,284

FOOD & BEVERAGES — 4.09%
2,892	Brown-Forman Corp	148,909
6,069	Campbell Soup Co	182,131
58,698	Coca-Cola Co ‡	2,657,258
9,356	Coca-Cola Enterprises Inc	112,553
13,182	ConAgra Foods Inc	217,503
5,733	Constellation Brands Inc *	90,409
4,536	Dean Foods Co *	81,512
7,475	Dr Pepper Snapple Group Inc *	121,469
2,321	Flowers Foods Inc	56,540
9,858	General Mills Inc	598,874
2,181	Hansen Natural Corp *	73,129
4,890	Hershey Co	169,879
9,274	HJ Heinz Co	348,702
2,068	Hormel Foods Corp	64,273
3,500	JM Smucker Co	151,760
7,434	Kellogg Co	325,981
43,339	Kraft Foods Inc	1,163,652
588	Lancaster Colony Corp	20,168
3,837	McCormick & Co Inc	122,247
4,392	Molson Coors Brewing Co Class B	214,857
3,986	Pepsi Bottling Group Inc	89,725
1,690	PepsiAmericas Inc	34,408
45,816	PepsiCo Inc ‡	2,509,342
1,660	Ralcorp Holdings Inc *	96,944
20,848	Sara Lee Corp	204,102
3,501	Smithfield Foods Inc *	49,259
17,671	SYSCO Corp	405,373
763	Tootsie Roll Industries Inc	19,540
8,909	Tyson Foods Inc Class A	78,043
		$10,408,542

GOLD, METALS & MINING — 0.97%
3,296	AK Steel Holding Corp	30,719
23,608	Alcoa Inc	265,826
2,835	Allegheny Technologies Inc	72,378
4,211	Arch Coal Inc	68,597
1,297	Carpenter Technology Corp	26,640
3,350	Cliffs Natural Resources Inc	85,794
3,356	Commercial Metals Co	39,836
5,340	CONSOL Energy Inc	152,617
11,135	Freeport-McMoRan Copper & Gold Inc	272,139
2,505	Massey Energy Co	34,544
13,398	Newmont Mining Corp	545,299
9,261	Nucor Corp	427,858
1,871	Patriot Coal Corp *	11,694
7,868	Peabody Energy Corp	178,997
1,880	Reliance Steel & Aluminum Co	37,487
4,761	Steel Dynamics Inc	53,228
2,510	Titanium Metals Corp	22,113
3,432	United States Steel Corp	127,670
1,766	Worthington Industries Inc	19,461
		$2,472,897

HEALTH CARE RELATED — 2.19%
13,604	Aetna Inc	387,714
4,606	AmericsourceBergen Corp	164,250
10,604	Cardinal Health Inc	365,520
2,008	Cerner Corp *	77,208
8,105	CIGNA Corp	136,569
2,745	Community Health Systems Inc *	40,022
4,386	Coventry Health Care Inc *	65,264
3,062	DaVita Inc *	151,783
7,301	Express Scripts Inc Class A *	401,409
7,196	Health Management Associates Inc Class A *	12,881
3,058	Health Net Inc *	33,302
2,641	Henry Schein Inc *	96,898
4,978	Humana Inc *	185,580
5,364	IMS Health Inc	81,318
875	Kindred Healthcare Inc *	11,392
3,184	Laboratory Corp of America Holdings *	205,081
1,575	LifePoint Hospitals Inc *	35,973
2,197	Lincare Holdings Inc *	59,165
8,136	McKesson Corp	315,107
14,693	Medco Health Solutions Inc *	615,784
3,070	Omnicare Inc	85,223
2,684	Patterson Cos Inc *	50,325
1,650	Psychiatric Solutions Inc *	45,952
4,671	Quest Diagnostics Inc	242,472
12,238	Tenet Healthcare Corp *	14,074
35,629	UnitedHealth Group Inc	947,731
1,500	Universal Health Services Inc Class B	56,355
2,495	VCA Antech Inc *	49,601
1,225	Wellcare Health Plans Inc *	15,754
15,022	WellPoint Inc *	632,877
		$5,582,584

HOMEBUILDING — 0.17%
3,664	Centex Corp	38,985
8,122	DR Horton Inc	57,423
1,493	Hovnanian Enterprises Inc * †	2,568
2,218	KB Home	30,209
4,167	Lennar Corp	36,128

1,090	MDC Holdings Inc	33,027
163	NVR Inc *	74,369
6,297	Pulte Homes Inc	68,826
1,262	Ryland Group Inc	22,299
3,842	Toll Brothers Inc *	82,334
		$446,168

HOTELS/MOTELS — 0.27%
12,889	Carnival Corp	313,460
8,651	Marriott International Inc Class A	168,262
5,396	Starwood Hotels & Resorts Worldwide Inc	96,588
5,225	Wyndham Worldwide Corp	34,224
1,819	Wynn Resorts Ltd * †	76,871
		$689,405

HOUSEHOLD GOODS — 3.27%
1,334	American Greetings Corp	10,098
1,770	Black & Decker Corp	74,004
709	Blyth Industries Inc	5,558
2,069	Church & Dwight Co Inc	116,112
4,097	Clorox Co	227,629
14,894	Colgate-Palmolive Co	1,020,835
1,726	Energizer Holdings Inc *	93,446
4,421	Fortune Brands Inc	182,499
1,220	Furniture Brands International Inc	2,696
12,209	Kimberly-Clark Corp	643,903
4,603	Leggett & Platt Inc	69,920
1,654	Mohawk Industries Inc *	71,072
8,171	Newell Rubbermaid Inc	79,912
88,083	Procter & Gamble Co ‡	5,445,291
1,697	Snap-on Inc	66,828
2,326	Stanley Works	79,317
1,830	Tupperware Corp	41,541
2,165	Whirlpool Corp	89,523
		$8,320,184

INDEPENDENT POWER PRODUCER — 0.01%
14,919	Dynegy Inc Class A *	29,838
		$29,838

INSURANCE RELATED — 2.89%
13,752	AFLAC Inc	630,392
15,814	Allstate Corp	518,067
2,216	American Financial Group Inc	50,702
79,315	American International Group Inc †	124,524
7,959	Aon Corp	363,567
2,797	Arthur J Gallagher & Co	72,470
3,465	Assurant Inc	103,950
3,418	Brown & Brown Inc	71,436
10,496	Chubb Corp	535,296
4,795	Cincinnati Financial Corp	139,391
1,811	Everest Re Group Ltd	137,889
6,240	Fidelity National Title Group Inc	110,760
2,740	First American Financial Corp	79,159
12,775	Genworth Financial Inc	36,153
1,510	Hanover Insurance Group Inc	64,885
8,885	Hartford Financial Services Group Inc	145,892

3,385	HCC Insurance Holdings Inc	90,549
1,148	Horace Mann Educators Corp	10,550
7,546	Lincoln National Corp	142,167
10,682	Loews Corp	301,766
15,168	Marsh & McLennan Cos Inc	368,127
5,553	MBIA Inc †	22,601
1,055	Mercury General Corp	48,519
23,409	MetLife Inc	816,038
6,804	Old Republic International Corp	81,104
7,647	Principal Financial Group Inc	172,593
19,928	Progressive Corp	295,134
2,058	Protective Life Corp	29,532
12,511	Prudential Financial Inc	378,583
2,143	Reinsurance Group of America Inc	91,763
1,440	StanCorp Financial Group Inc	60,149
2,513	Torchmark Corp	112,331
17,246	Travelers Cos Inc	779,519
1,449	Unitrin Inc	23,097
9,765	Unum Group	181,629
4,089	WR Berkley Corp	126,759
9,749	XL Capital Ltd Class A	36,071
		$7,353,114

INVESTMENT BANK/BROKERAGE FIRM — 1.07%
27,599	Charles Schwab Corp	446,276
16,599	E*TRADE Financial Corp * †	19,089
13,044	Goldman Sachs Group Inc	1,100,783
3,563	Jefferies Group Inc	50,096
47,228	Merrill Lynch & Co Inc	549,734
31,322	Morgan Stanley	502,405
2,840	Raymond James Financial Inc †	48,649
		$2,717,032

LEISURE & ENTERTAINMENT — 0.22%
1,675	Boyd Gaming Corp †	7,923
1,905	Callaway Golf Co	17,697
6,863	Harley-Davidson Inc	116,465
3,656	Hasbro Inc	106,645
8,684	International Game Technology	103,253
820	International Speedway Corp Class A	23,559
1,025	Life Time Fitness Inc * †	13,274
10,566	Mattel Inc	169,056
		$557,872

MACHINERY — 1.91%
2,703	AGCO Corp *	63,764
2,209	Bucyrus International Inc	40,911
17,792	Caterpillar Inc	794,769
1,420	Crane Co	24,481
5,939	Cummins Inc	158,749
7,546	Danaher Corp	427,179
12,602	Deere & Co	482,909
2,268	Donaldson Co Inc	76,318
5,490	Dover Corp	180,731
4,867	Eaton Corp	241,938
1,398	Federal Signal Corp	11,478
1,674	Flowserve Corp	86,211

1,755	Graco Inc	41,646
2,465	Harsco Corp	68,231
2,435	IDEX Corp	58,805
11,612	Illinois Tool Works Inc	407,001
9,400	Ingersoll-Rand Co	163,090
5,362	ITT Corp	246,598
3,180	Joy Global	72,790
2,158	Kennametal Inc	47,886
1,263	Lincoln Electric Holdings Inc	64,325
3,838	Manitowoc Co Inc	33,237
1,010	Nordson Corp	32,613
2,188	Oshkosh Truck Corp	19,451
10,699	PACCAR Inc	305,991
3,479	Pall Corp	98,908
4,750	Parker-Hannifin Corp	202,065
2,910	Pentair Inc	68,880
1,606	SPX Corp	65,123
2,791	Terex Corp *	48,340
2,498	Timken Co	49,036
2,338	Trinity Industries Inc	36,847
1,435	Wabtec Corp	57,041
6,529	Western Digital Corp *	74,757
		$4,852,099

MEDICAL PRODUCTS — 2.26%
1,536	Advanced Medical Optics Inc *	10,153
18,298	Baxter International Inc	980,590
1,850	Beckman Coulter Inc	81,289
7,179	Becton Dickinson & Co	490,972
44,286	Boston Scientific Corp *	342,774
14,857	Covidien Ltd	538,418
2,929	CR Bard Inc	246,798
4,389	Dentsply International Inc	123,945
1,648	Edwards Lifesciences Corp *	90,558
1,605	Gen-Probe Inc *	68,758
1,840	Hill-Rom Holdings Inc †	30,286
7,558	Hologic Inc *	98,783
4,706	Hospira Inc *	126,215
1,760	IDEXX Laboratories Inc *	63,501
1,161	Intuitive Surgical Inc *	147,435
1,645	Kinetic Concepts Inc *	31,551
1,411	Masimo Corp *	42,090
32,989	Medtronic Inc	1,036,514
2,230	ResMed Inc *	83,580
10,155	St Jude Medical Inc *	334,709
1,734	Steris Corp	41,425
7,144	Stryker Corp	285,403
1,651	Thoratec Corp *	53,641
3,662	Varian Medical Systems Inc *	128,317
6,631	Zimmer Holdings Inc *	268,025
		$5,745,730

MISCELLANEOUS — 0.04%
5,220	Leucadia National Corp	103,356
		$103,356

OFFICE EQUIPMENT & SUPPLIES — 0.22%
3,131	Avery Dennison Corp	102,478
1,574	Herman Miller Inc	20,509
1,302	HNI Corp †	20,624
872	Mine Safety Appliances Co	20,849
6,075	Pitney Bowes Inc	154,791
25,526	Xerox Corp	203,442
1,869	Zebra Technologies Corp Class A *	37,866
		$560,559

OIL & GAS — 12.43%
13,541	Anadarko Petroleum Corp	522,006
9,876	Apache Corp	736,058
9,072	Baker Hughes Inc	290,939
1,085	Bill Barrett Corp *	22,926
8,608	BJ Services Co	100,455
3,045	Cabot Oil & Gas Corp Class A	79,170
6,476	Cameron International Corp *	132,758
15,948	Chesapeake Energy Corp	257,879
59,938	Chevron Corp ‡	4,433,614
2,455	Cimarex Energy Co	65,745
1,355	Comstock Resources Inc *	64,024
43,980	ConocoPhillips ‡	2,278,164
7,287	Denbury Resources Inc *	79,574
13,034	Devon Energy Corp	856,464
20,685	El Paso Corp	161,964
1,550	Encore Acquisition Co *	39,556
4,186	ENSCO International Inc	118,841
7,366	EOG Resources	490,428
1,904	Exterran Holdings Inc *	40,555
150,059	Exxon Mobil Corp ‡	11,979,210
3,690	FMC Technologies Inc *	87,933
2,861	Forest Oil Corp *	47,178
3,057	Frontier Oil Corp	38,610
26,366	Halliburton Co	479,334
2,700	Helix Energy Solutions Group Inc *	19,548
3,105	Helmerich & Payne Inc	70,639
8,369	Hess Corp	448,913
20,816	Marathon Oil Corp	569,526
2,619	Mariner Energy Inc *	26,714
5,622	Murphy Oil Corp	249,336
8,388	Nabors Industries Ltd *	100,404
12,314	National-Oilwell Inc *	300,954
3,894	Newfield Exploration Co *	76,906
7,783	Noble Corp	171,926
5,093	Noble Energy Inc	250,677
23,889	Occidental Petroleum Corp	1,433,101
1,602	Oceaneering International Inc *	46,682
742	Overseas Shipholding Group Inc	31,246
4,553	Patterson-UTI Energy Inc	52,405
3,472	Pioneer Natural Resources Co	56,177
3,170	Plains Exploration & Production Co *	73,671
5,105	Pride International Inc *	81,578
3,295	Quicksilver Resources Inc *	18,353
4,578	Range Resources Corp	157,437
3,327	Rowan Cos Inc	52,899
35,290	Schlumberger Ltd	1,493,826
6,455	Smith International Inc	147,755

10,126	Southwestern Energy Co *	293,350
18,024	Spectra Energy Corp	283,698
3,448	Sunoco Inc	149,850
2,282	Superior Energy Services Inc *	36,352
4,080	Tesoro Corp	53,734
1,525	Tidewater Inc	61,412
1,391	Unit Corp *	37,167
15,225	Valero Energy Corp	329,469
20,091	Weatherford International Ltd *	217,385
17,061	Williams Cos Inc	247,043
17,017	XTO Energy Inc	600,190
		$31,643,708

PAPER & FOREST PRODUCTS — 0.20%
12,608	International Paper Co	148,774
2,676	Louisiana-Pacific Corp	4,175
5,038	MeadWestvaco Corp	56,375
3,017	Packaging Corp of America	40,609
2,940	Sonoco Products Co	68,091
6,235	Weyerhaeuser Co	190,853
		$508,877

PERSONAL LOANS — 0.63%
34,218	American Express Co	634,744
3,430	AmeriCredit Corp * †	26,205
11,549	Capital One Financial Corp	368,298
14,151	Discover Financial Services	134,859
2,142	MasterCard Inc	306,156
13,779	SLM Corp *	122,633
		$1,592,895

PHARMACEUTICALS — 7.35%
45,769	Abbott Laboratories ‡	2,442,692
9,070	Allergan Inc	365,702
58,400	Bristol-Myers Squibb Co	1,357,800
29,521	Eli Lilly & Co	1,188,811
3,449	Endo Pharmaceuticals Holdings Inc *	89,260
8,887	Forest Laboratories Inc *	226,352
81,854	Johnson & Johnson ‡	4,897,325
7,263	King Pharmaceuticals Inc *	77,133
1,670	Medicis Pharmaceutical Corp Class A	23,213
62,368	Merck & Co Inc	1,895,987
8,982	Mylan Laboratories Inc *	88,832
2,290	Perrigo Co	73,990
198,913	Pfizer Inc ‡	3,522,749
47,950	Schering-Plough Corp	816,588
3,211	Sepracor Inc *	35,257
2,403	Valeant Pharmaceuticals International * †	55,029
3,081	Watson Pharmaceuticals Inc *	81,862
39,280	Wyeth	1,473,393
		$18,711,975

PHOTOGRAPHY/IMAGING — 0.02%
7,912	Eastman Kodak Co	52,061
		$52,061

POLLUTION CONTROL — 0.38%
595	Clean Harbors Inc *	37,747
9,472	Republic Services Inc	234,811
2,523	Stericycle Inc *	131,398
2,348	Waste Connections Inc *	74,126
14,468	Waste Management Inc	479,469
		$957,551

PRINTING & PUBLISHING — 0.21%
2,583	Belo Corp Class A	4,029
1,506	Deluxe Corp	22,530
6,727	Gannett Co Inc †	53,816
1,265	John Wiley & Sons Inc Class A	45,009
9,272	McGraw-Hill Cos Inc	215,018
1,066	Meredith Corp	18,250
3,430	New York Times Co †	25,142
6,043	RR Donnelley & Sons Co	82,064
775	Scholastic Corp	10,524
180	Washington Post Co Class B	70,245
		$546,627

RAILROADS — 0.90%
8,280	Burlington Northern Santa Fe Corp	626,879
11,633	CSX Corp	377,724
2,690	Kansas City Southern *	51,244
10,923	Norfolk Southern Corp	513,927
14,937	Union Pacific Corp	713,989
		$2,283,763

REAL ESTATE — 1.45%
950	Alexandria Real Estate Equities Inc REIT	57,323
2,900	AMB Property Corp REIT	67,918
2,979	Apartment Investment & Management Co REIT	34,407
2,279	AvalonBay Communities Inc REIT	138,062
3,571	Boston Properties Inc REIT	196,405
1,505	BRE Properties Inc REIT	42,110
1,575	Camden Property Trust REIT	49,360
6,571	CB Richard Ellis Group Inc *	28,387
1,285	Cousins Properties Inc REIT †	17,797
3,545	Developers Diversified Realty Corp REIT	17,300
4,345	Duke Realty Corp REIT	47,621
968	Equity One Inc REIT †	17,134
8,027	Equity Residential REIT	239,365
796	Essex Property Trust Inc REIT	61,093
1,740	Federal Realty Investment Trust REIT	108,019
7,456	HCP Inc REIT	207,053
3,055	Health Care Inc REIT	128,921
1,877	Highwoods Properties Inc REIT	51,355
2,768	Hospitality Properties Trust REIT	41,160
15,415	Host Hotels & Resorts Inc REIT	116,692
1,015	Jones Lang LaSalle Inc	28,115
6,754	Kimco Realty Corp REIT	123,463
2,889	Liberty Property Trust REIT	65,956
2,238	Macerich Co REIT †	40,642
1,939	Mack-Cali Realty Corp REIT	47,505
2,925	Nationwide Health Properties Inc REIT	84,006
2,425	Omega Healthcare Investors Inc REIT	38,727

4,916	Plum Creek Timber Co Inc REIT	170,782
1,161	Potlatch Corp REIT	30,198
7,830	ProLogis REIT	108,759
3,703	Public Storage REIT	294,388
2,327	Rayonier Inc REIT	72,951
3,077	Realty Income Corp REIT	71,233
2,065	Regency Centers Corp REIT	96,435
6,666	Simon Property Group Inc REIT	354,165
1,684	SL Green Realty Corp REIT	43,616
4,014	UDR Inc REIT	55,353
4,054	Vornado Realty Trust REIT	244,659
2,282	Weingarten Realty Investors REIT	47,215
		$3,685,650

RESTAURANTS — 1.17%
905	Bob Evans Farms Inc	18,489
3,001	Brinker International Inc	31,631
1,753	Cheesecake Factory Inc *	17,705
980	Chipotle Mexican Grill Inc * †	60,741
4,088	Darden Restaurants Inc	115,200
32,881	McDonald’s Corp	2,044,869
21,693	Starbucks Corp *	205,216
12,329	Wendy’s/Arby’s Group Inc	60,905
13,648	Yum! Brands Inc	429,912
		$2,984,668

RETAIL — 5.77%
1,376	99 Cents Only Stores *	15,040
2,569	Abercrombie & Fitch Co	59,267
2,794	Advance Auto Parts Inc	94,018
1,970	Aeropostale Inc *	31,717
9,487	Amazon.com Inc *	486,493
6,074	American Eagle Outfitters Inc	56,853
1,676	AnnTaylor Stores Corp *	9,671
3,175	AutoNation Inc *	31,369
1,129	AutoZone Inc *	157,462
1,082	Barnes & Noble Inc	16,230
7,663	Bed Bath & Beyond Inc *	194,793
9,965	Best Buy Co Inc	280,116
2,422	Big Lots Inc *	35,095
1,740	BJ’s Wholesale Club Inc *	59,612
6,496	CarMax Inc * †	51,188
5,225	Chicos FAS Inc *	21,840
1,390	Coldwater Creek Inc *	3,961
1,878	Collective Brands Inc *	22,010
12,734	Costco Wholesale Corp	668,535
42,371	CVS Caremark Corp	1,217,743
2,500	Dicks Sporting Goods Inc *	35,275
2,673	Dollar Tree Inc *	111,731
4,125	Family Dollar Stores Inc	107,539
4,561	Foot Locker Inc	33,478
4,832	GameStop Corp *	104,661
13,752	Gap Inc	184,139
1,770	Guess ? Inc	27,170
50,018	Home Depot Inc	1,151,414
1,525	J Crew Group Inc * †	18,605
6,547	JC Penney Co Inc	128,976
8,992	Kohl’s Corp *	325,510

19,252	Kroger Co	508,445
7,978	Limited Brands Inc	80,099
43,231	Lowe’s Cos Inc	930,331
12,398	Macy’s Inc	128,319
1,225	Netflix Inc * †	36,615
4,697	Nordstrom Inc	62,517
8,106	Office Depot Inc *	24,156
3,970	O’Reilly Automotive Inc *	122,038
1,930	Pacific Sunwear of California Inc *	3,069
3,744	Petsmart Inc	69,077
1,204	priceline.com Inc *	88,675
3,684	RadioShack Corp	43,987
1,265	Regis Corp	18,380
1,969	Rent-A-Center Inc *	34,753
3,813	Ross Stores Inc	113,360
1,150	Ruddick Corp	31,797
12,641	Safeway Inc	300,477
4,186	Saks Inc * †	18,335
1,641	Sears Holding Corp * †	63,786
2,899	Sherwin-Williams Co	173,215
21,039	Staples Inc	377,019
6,237	SUPERVALU Inc	91,060
22,203	Target Corp	766,670
3,626	Tiffany & Co	85,682
12,275	TJX Cos Inc	252,497
3,360	Urban Outfitters Inc *	50,333
29,203	Walgreen Co	720,438
65,963	Wal-Mart Stores Inc ‡	3,697,886
4,138	Whole Foods Market Inc †	39,063
2,552	Williams-Sonoma Inc	20,059
		$14,693,649

SAVINGS & LOANS — 0.27%
2,373	Astoria Financial Corp	39,107
3,493	First Niagara Financial Group Inc	56,482
15,370	Hudson City Bancorp Inc	245,305
10,146	New York Community Bancorp Inc	121,346
10,260	People’s United Financial Inc	182,936
2,451	PMI Group Inc †	4,779
2,587	Washington Federal Inc	38,702
		$688,657

SHOES — 0.24%
11,575	NIKE Inc Class B	590,325
1,355	Timberland Co Class A *	15,650
		$605,975

SPECIALIZED SERVICES — 1.77%
2,877	Affiliated Computer Services Inc Class A *	132,198
1,901	Alliance Data Systems Corp *	88,454
3,144	Apollo Group Inc *	240,893
14,988	Automatic Data Processing Inc	587,530
1,195	Brink’s Home Security Holdings Inc *	26,194
1,205	The Brink’s Co	32,390
4,168	Broadridge Financial Solutions Inc	52,267
2,168	Career Education Corp *	38,894
3,873	Cintas Corp	89,970

4,473	Computer Sciences Corp *	157,181
3,600	Convergys Corp *	23,076
1,869	Copart Inc *	50,818
2,522	Corinthian Colleges Inc *	41,285
1,002	Corporate Executive Board Co	22,104
3,707	Corrections Corp of America *	60,647
1,816	DeVry Inc	104,257
1,199	DST Systems Inc *	45,538
1,597	Dun & Bradstreet Corp	123,288
3,728	Equifax Inc	98,867
5,599	Fidelity National Information Services Inc	91,096
4,723	Fiserv Inc *	171,776
1,496	FTI Consulting Inc *	66,841
2,365	Global Payments Inc	77,548
9,994	H&R Block Inc	227,064
1,117	Harte-Hanks Inc	6,970
14,049	Interpublic Group of Cos Inc *	55,634
927	ITT Educational Services Inc *	88,047
810	Kelly Services Inc Class A	10,538
1,320	Korn/Ferry International *	15,074
2,240	Lamar Advertising Co *	28,134
2,474	Lender Processing Services Inc	72,859
2,297	Manpower Inc	78,075
616	ManTech International Corp *	33,381
905	Matthews International Corp Class A	33,195
2,640	Metavante Technologies Inc *	42,530
3,631	Monster Worldwide Inc *	43,899
1,375	Navigant Consulting Inc *	21,821
2,323	NeuStar Inc *	44,439
9,168	Omnicom Group Inc	246,803
9,469	Paychex Inc	248,845
4,575	Robert Half International Inc	95,252
1,215	Rollins Inc	21,967
5,981	SAIC Inc *	116,510
1,909	Scientific Games Corp *	33,484
7,537	Service Corp International	37,459
1,981	Sotheby’s	17,611
427	Strayer Education Inc	91,553
5,797	Total System Services Inc	81,158
21,100	Western Union Co	302,574
		$4,517,988

TELEPHONE & TELECOMMUNICATIONS — 3.53%
11,703	American Tower Corp *	343,132
173,842	AT&T Inc ‡	4,954,497
2,953	CenturyTel Inc	80,705
6,790	Cincinnati Bell Inc *	13,105
4,192	Embarq Corp	150,744
9,176	Frontier Communications Corp	80,198
43,213	Qwest Communications International Inc †	157,295
84,267	Sprint Nextel Corp	154,209
3,141	Telephone & Data Systems Inc	99,727
83,795	Verizon Communications ‡	2,840,651
12,959	Windstream Corp	119,223
		$8,993,486

TEXTILES — 0.22%
9,647	Coach Inc *	200,368
2,756	Hanesbrands Inc *	35,139
2,460	Jones Apparel Group Inc	14,416
1,519	Phillips-Van Heusen Corp	30,577
1,666	Polo Ralph Lauren Corp	75,653
1,070	Under Armour Inc * †	25,509
2,604	VF Corp	142,621
1,376	Warnaco Group Inc *	27,011
		$551,294

TOBACCO — 1.70%
60,774	Altria Group Inc	915,257
4,958	Lorillard Inc	279,383
59,679	Philip Morris International Inc ‡	2,596,633
4,991	Reynolds American Inc	201,187
735	Universal Corp	21,955
4,380	UST Inc	303,884
		$4,318,299

TRANSPORTATION — 0.09%
1,215	Alexander & Baldwin Inc	30,448
1,347	Con-Way Inc	35,830
2,415	JB Hunt Transport Services Inc	63,442
1,644	Ryder System Inc	63,754
1,255	Werner Enterprises Inc	21,762
1,742	YRC Worldwide Inc * †	5,000
		$220,236

UTILITIES — 1.18%
19,846	AES Corp *	163,531
2,267	AGL Resources Inc	71,070
10,147	CenterPoint Energy Inc	128,055
6,671	CMS Energy Corp	67,444
5,257	Constellation Energy Group	131,898
37,321	Duke Energy Corp	560,188
2,115	Energen Corp	62,033
3,862	Equitable Resources Inc	129,570
5,412	MDU Resources Group Inc	116,791
2,338	National Fuel Gas Co	73,250
1,332	NICOR Inc	46,274
8,081	NiSource Inc	88,649
3,086	ONEOK Inc	89,864
14,926	Public Service Enterprise Group Inc	435,391
5,114	Questar Corp	167,177
3,471	Scana Corp	123,568
7,193	Sempra Energy	306,638
3,657	Southern Union Co	47,687
3,178	UGI Corp	77,607
2,391	Vectren Corp	59,799
1,479	WGL Holdings Inc	48,348
		$2,994,832

WATER — 0.03%
3,986	Aqua America Inc	82,072
		$82,072

TOTAL COMMON STOCK — 98.81% (Cost $299,313,524)		$251,546,358

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

745,000	United States of America 0.180% June 18, 2009	744,374

TOTAL SHORT-TERM INVESTMENTS — 0.29% (Cost $744,374)		$744,374

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,288,003	Goldman Sachs & Co Repurchase Agreement 0.040%, January 2, 2009	2,288,003

TOTAL SECURITIES LENDING COLLATERAL — 0.90% (Cost $2,288,003)		$2,288,003

TOTAL MAXIM STOCK INDEX PORTFOLIO — 100% (Cost $302,345,901)		$254,578,735

Legend

*	Non-income Producing Security

†	A portion or all of the security is on loan at December 31, 2008.

‡	Collateral or Segregated Assets for Futures

REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Stock Index Portfolio
December 31, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	20,429,950	8.02%
Consumer Products & Services	56,743,756	22.28%
Financial Services	34,424,697	13.53%
Health Care Related	36,422,724	14.31%
Industrial Products & Services	13,519,471	5.32%
Natural Resources	35,302,535	13.86%
Short Term Investments	3,032,377	1.19%
Technology	37,065,493	14.55%
Transportation	6,182,906	2.44%
Utilities	11,454,826	4.50%
	$254,578,735	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Stock Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2008 to December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2008)	(12/31/2008)	(6/30/08-12/31/08)

Actual	$ 1,000.00	$ 708.89	$ 2.58

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.12	$ 3.05

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance products, if applicable. If such fees or expenses were included, returns would be lower.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT DIRECTORS*

Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (65)	Director	December 14, 2007 to present	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	33	Director, Centennial Bank Holdings, LLC
Richard P. Koeppe (77)	Director	April 30, 1987 to present	Retired Educator	33
Sanford Zisman (69)	Director	March 19, 1982 to present	Attorney, Firm of Zisman,& Ingraham, P.C.	33
INTERESTED DIRECTORS AND OFFICERS*
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Mitchell T.G. Graye (53)	Director, Chairman and President	June 1, 2000 to present (as Director) and June 19, 2008 to present (as Chairman and President)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, and The Crown Life Insurance Company; Executive Vice President and Chief Financial Officer, GWL&A Financial Inc.; President, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II, and GWL Properties, Inc.	33	Director, Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II

Charles P. Nelson (48)	Director	September 22, 2008 to present	President, Great-West Retirement Services, a unit of Great-West Life & Annuity Insurance Company; Senior Vice President, Retirement Services, First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., FASCore, LLC, National Plan Coordinators of Delaware, Inc., and GW Investor Services, LLC; Chairman, President and Chief Executive Officer, BenefitsCorp, Inc., and GWFS Equities, Inc.; Director, GW Capital Management, LLC.	33
Mary C. Maiers (41)	Treasurer	December 4, 2008 to present

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company; Assistant Vice President, Investment Operations, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Treasurer, GW Capital Management, LLC.

Beverly A. Byrne (53)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, GWL&A Financial Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America; Chief Legal Officer, Financial Services and Securities Compliance, U.S. Operations, The Great-West Life Assurance Company, and The Canada Life Assurance Company; Vice President, Counsel and Associate Secretary, U.S. Operations, Crown Life Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, and GWFS Equities, Inc.; Secretary and Compliance Officer, BenefitsCorp, Inc., EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and GW Investor Services, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Secretary, GW Capital Management, LLC, and Orchard Capital Management, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.

* A Director who is not an “interested person” of the Fund (as defined in the 1940 Act) is referred to as an “Independent Director.” An “Interested Director” refers to a Director or officer who is an “interested person” of the Fund by virtue of their affiliation with either the Fund or MCM.

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$60,300	0	0	$60,300
S. Zisman	$64,000	0	0	$64,000
G. Klapper	$56,600	0	0	$56,600

** As of December 31, 2008, there were 33 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $296,425 for fiscal year 2007 and $315,080 for fiscal year 2008.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2007 and $37,500 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $128,905 for fiscal year 2007 and $138,345 for fiscal year 2008. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

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2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2007 equaled $640,700, and for fiscal year 2008 equaled $3,004,438.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Certification as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 26, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer

Date:	February 26, 2009